General and administrative expenses	6 Months Ended
Jun. 30, 2016
General and administrative expenses
12 General and administrative expenses
in	6M16	6M15
General and administrative expenses (CHF million)
Occupancy expenses	481	484
IT, machinery, etc.	565	607
Provisions and losses	169	203
Travel and entertainment	163	178
Professional services	1,515	1,358
Amortization and impairment of other intangible assets	4	11
Other	724	859
General and administrative expenses	3,621	3,700